Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues – Related Parties	$ 888
Cost of revenues	(657)
Gross profit	231
Research and development expenses, net	(7,208)	(7,205)	(7,156)
General and administrative expenses	(3,316)	(3,500)	(2,890)
Operating loss	(10,293)	(10,705)	(10,046)
Financial income (expenses), net	73	(2)	14
Net loss	$ (10,220)	$ (10,707)	$ (10,032)
Basic and diluted loss per ordinary share (in Dollars per share)	$ (1.12)	$ (1.17)	$ (1.25)
Weighted average number of ordinary shares outstanding used in computing basic and diluted loss per ordinary share (in Shares)	9,148,143	9,136,600	8,038,140